Income tax benefit/ (expense) - Unused Tax Losses (Details) - Unused tax losses [member] - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	¥ 2,695,910	¥ 2,248,748
Year 2023
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized		118,796
Year 2024
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	419,866	419,866
Year 2025
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	83,576	83,576
Year 2026
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	208,346	208,346
Year 2027
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	67,745	67,745
Year 2028
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	113,129	1,826
Year 2029
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	7,149	7,149
Year 2030
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	8,049	8,049
Year 2031
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	56,195	56,195
Year 2032
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	122,036	¥ 122,036
Year 2033
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	¥ 220,273